Property, plant and equipment (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		$ 62,328,502
Ending Balance		61,404,374		$ 62,328,502
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		90,858,880		89,433,422
Additions/capitalizations		2,363,283		3,646,929
Increase (Decrease) in abandonment costs		156,716		(157,355)
Capitalized financial interests		109,304		242,778
Exchange differences capitalized		6,725		8,639
Disposals		(159,753)		(223,320)
Foreign currency translation		(215,751)		(2,038,527)
Other (reclassifications)	[1]	0		(53,686)
Transfers	[2]	(426,506)		0
Ending Balance		92,692,898		90,858,880
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(28,530,378)		(24,328,349)
Disposals		71,098		153,964
Foreign currency translation		55,626		470,762
Depreciation expense		(3,999,982)		(3,791,178)
Recovery (losses) for impairment (Note 18)		977,919		(561,738)
Other (reclassifications)	[1]	0		(473,839)
Transfers	[2]	137,193		0
Ending Balance		(31,288,524)		(28,530,378)
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		27,096,281
Ending Balance		27,781,921		27,096,281
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		42,608,276		37,360,222
Additions/capitalizations		904,854		1,457,547
Increase (Decrease) in abandonment costs		51,619		(84,780)
Capitalized financial interests		38,847		0
Exchange differences capitalized		2,636		0
Disposals		(67,326)		(158,193)
Foreign currency translation		(136,501)		(42,870)
Other (reclassifications)	[1]	0		4,076,350
Transfers	[2]	(840,511)		0
Ending Balance		42,561,894		42,608,276
Plant and equipment [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(15,511,995)		(13,469,749)
Disposals		54,244		121,382
Foreign currency translation		15,166		272,582
Depreciation expense		(1,996,614)		(1,869,604)
Recovery (losses) for impairment (Note 18)		1,014,613		(659,223)
Other (reclassifications)	[1]	0		92,617
Transfers	[2]	1,644,613		0
Ending Balance		(14,779,973)		(15,511,995)
Pipelines, networks and lines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		19,122,228
Ending Balance		19,538,423		19,122,228
Pipelines, networks and lines [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		29,087,782		26,856,085
Additions/capitalizations		876,940		1,383,352
Increase (Decrease) in abandonment costs		105,097		(78,712)
Capitalized financial interests		33,875		0
Exchange differences capitalized		2,299		0
Disposals		(56,147)		(21,814)
Foreign currency translation		(49,800)		(298,750)
Other (reclassifications)	[1]	0		1,247,621
Transfers	[2]	2,000,003		0
Ending Balance		32,000,049		29,087,782
Pipelines, networks and lines [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(9,965,554)		(8,572,373)
Disposals		13,464		14,022
Foreign currency translation		32,729		138,611
Depreciation expense		(1,479,792)		(1,426,659)
Recovery (losses) for impairment (Note 18)		316,360		33,048
Other (reclassifications)	[1]	0		(152,203)
Transfers	[2]	(1,378,833)		0
Ending Balance		(12,461,626)		(9,965,554)
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	[3]	4,611,809
Ending Balance		3,312,898	[4]	4,611,809	[3]
Work in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	[3]	4,874,406	[4]	11,015,010
Additions/capitalizations		(102)	[4]	(107,181)	[3]
Increase (Decrease) in abandonment costs		0	[4]	0	[3]
Capitalized financial interests		8,501	[4]	205,662	[3]
Exchange differences capitalized		577	[4]	8,639	[3]
Disposals		(26,991)	[4]	(16,031)	[3]
Foreign currency translation		(13,302)	[4]	(1,629,613)	[3]
Other (reclassifications)	[1]	0		(4,602,080)	[3]
Transfers	[2]	(976,771)	[4]	0
Ending Balance	[4]	3,866,318		4,874,406	[3]
Work in progress [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	[3]	(262,597)	[4]	(19,566)
Disposals		0	[4]	0	[3]
Foreign currency translation		0	[4]	38,904	[3]
Depreciation expense		0	[4]	0	[3]
Recovery (losses) for impairment (Note 18)		(372,804)	[4]	(3,270)	[3]
Other (reclassifications)	[1]	0		(278,665)	[3]
Transfers	[2]	81,981	[4]	0
Ending Balance	[4]	(553,420)		(262,597)	[3]
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		4,823,279
Ending Balance		4,950,024		4,823,279
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		6,911,757		6,479,356
Additions/capitalizations		363,836		360,596
Increase (Decrease) in abandonment costs		0		0
Capitalized financial interests		6,941		0
Exchange differences capitalized		471		0
Disposals		(6,539)		(12,540)
Foreign currency translation		(4,904)		(9,832)
Other (reclassifications)	[1]	0		94,177
Transfers	[2]	347,024		0
Ending Balance		7,618,586		6,911,757
Buildings [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(2,088,478)		(1,698,791)
Disposals		807		7,021
Foreign currency translation		3,929		12,658
Depreciation expense		(416,698)		(392,294)
Recovery (losses) for impairment (Note 18)		11,538		57,157
Other (reclassifications)	[1]	0		(74,229)
Transfers	[2]	(179,660)		0
Ending Balance		(2,668,562)		(2,088,478)
Lands [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		3,867,368
Ending Balance		3,799,833		3,867,368
Lands [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		3,894,220		4,068,951
Additions/capitalizations		14,631		41,202
Increase (Decrease) in abandonment costs		0		0
Capitalized financial interests		1,027		0
Exchange differences capitalized		70		0
Disposals		(23)		713
Foreign currency translation		(7,850)		(69,878)
Other (reclassifications)	[1]	0		(146,768)
Transfers	[2]	(62,720)		0
Ending Balance		3,839,355		3,894,220
Lands [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(26,852)		(13,689)
Disposals		0		15
Foreign currency translation		0		0
Depreciation expense		0		0
Recovery (losses) for impairment (Note 18)		(7,794)		24,067
Other (reclassifications)	[1]	0		(37,245)
Transfers	[2]	(4,876)		0
Ending Balance		(39,522)		(26,852)
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		2,807,537
Ending Balance		2,021,275		2,807,537
Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		3,482,439		3,653,798
Additions/capitalizations		203,124		511,413
Increase (Decrease) in abandonment costs		0		6,137
Capitalized financial interests		20,113		37,116
Exchange differences capitalized		672		0
Disposals		(2,727)		(15,455)
Foreign currency translation		(3,394)		12,416
Other (reclassifications)	[1]	0		(722,986)
Transfers	[2]	(893,531)		0
Ending Balance		2,806,696		3,482,439
Other [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		(674,902)		(554,181)
Disposals		2,583		11,524
Foreign currency translation		3,802		8,007
Depreciation expense		(106,878)		(102,621)
Recovery (losses) for impairment (Note 18)		16,006		(13,517)
Other (reclassifications)	[1]	0		(24,114)
Transfers	[2]	(26,032)		0
Ending Balance		$ (785,421)		$ (674,902)

[1]	Corresponds mainly to transfers to: a) inventory of project materials for use in the operation for COP$(712,967) mainly Ecopetrol and Reficar, b) opening of the intangible part of projects to natural resources for COP$68,750 and c) other COP$116,692.
[2]	Transfers correspond mainly to transfers to: a) inventory of project materials for use in the operation for COP$ 250,239, b) classification of the intangible part of projects to natural resources for COP$ 7,222 and c) others for COP$ 31,852.
[3]	The balance of work in progress as of December 31, 2016, mainly includes investments made in the development projects of the Castilla y Chichimene fields, integral energy plan (PIEEL for its acronym in Spanish), primary and secondary development of the Tibú-Socuabo project and modernization of the Refinería de Barrancabermeja.
[4]	The balance of work in progress as of December 31, 2017, mainly includes investments in production at the Castilla field, the integral plan of electrical energy and secondary recovery of Yarigui and the modernization project of the Barrancabermeja refinery.